Operating Leases	12 Months Ended
Sep. 30, 2018
Leases [Abstract]
Leases

4. Operating Leases.

The Company leases certain assets under operating leases, which primarily consist of real estate leases for the corporate office and some of our terminal locations and 30 full-service leased 2019 model year tractors located in key areas without Company maintenance shops. Certain operating leases provide for renewal options, which can vary by lease and are typically offered at their fair rental value. The Company has not made any residual value guarantees related to its operating leases; therefore, there is no corresponding liability recorded on the Balance Sheets.

Future minimum annual lease payments for assets under operating leases as of September 30, 2018 are as follows (in thousands):

Fiscal Year	Total
2019	1,021
2020	808
2021	807
2022	740
2023	597
Thereafter	51
Total minimum lease payments	$4,024

Aggregate expense under operating leases was $1,274,000, $1,198,000 and $1,656,000 for 2018, 2017 and 2016, respectively. Certain operating leases include rent escalation provisions, which are recognized as expense on a straight-line basis.